Sponsorship Revenue and Associated Commitments	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Sponsorship Revenue And Associated Commitments Disclosure [Abstract]
Sponsorship Revenue and Associated Commitments

Note 6: Sponsorship Revenue and Associated Commitments

Johnson Controls, Inc.

On July 2, 2020, the Company entered into an Amended and Restated Sponsorship and Naming Rights Agreement (the “Amended Sponsorship Agreement”) among Newco, PFHOF and Johnson Controls, Inc. (“JCI”), that amended and restated the Sponsorship and Naming Rights Agreement, dated as of November 17, 2016 (the “Original Sponsorship Agreement”). Among other things, the Amended Sponsorship Agreement: (i) reduced the total amount of fees payable to Newco during the term of the Amended Sponsorship Agreement from $135 million to $99 million; (ii) restricted the activation proceeds from rolling over from year to year with a maximum amount of activation proceeds in one agreement year to be $750,000; and (iii) renamed the “Johnson Controls Hall of Fame Village” to “Hall of Fame Village powered by Johnson Controls”. This is a prospective change, which the Company reflected beginning in the third quarter of 2020.

JCI has the right to terminate the agreement if Phase II is not substantially complete by January 2, 2024.

As of March 31, 2021, scheduled future cash to be received and required activation spend under the non-cancellable period of the agreement are as follows:

	Unrestricted	Activation	Total
2021 (nine months)	$3,968,750	$750,000	$4,718,750
Total	$3,968,750	$750,000	$4,718,750

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the Amended Sponsorship Agreement. During the three months ended March 31, 2021 and 2020, the Company recognized $1,109,062 and $1,237,347 of net sponsorship revenue related to this deal, respectively. Accounts receivable from JCI totaled $0 and $0 at March 31, 2021 and December 31, 2020, respectively.

Aultman Health Foundation

In 2016, the Company and PFHOF entered into a 10-year licensing agreement with Aultman Health Foundation (“Aultman”) allowing Aultman use of the HOF Village and PFHOF marks and logos. Under terms of the agreement, the Company will receive $2.5 million in cash sponsorship funds. Of those funds, the Company is contractually obligated to spend $700,000 as activation expenses for the benefit of Aultman.

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the three months ended March 31, 2021 and 2020, the Company recognized $4,491 and $44,852 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Aultman totaled $0 and $0 at March 31, 2021 and December 31, 2020, respectively.

On January 12, 2021, the Company notified Aultman that the Company terminated as to itself, effective as of January 26, 2021, the Sponsorship Agreement, dated December 6, 2016, among Aultman, PFHOF and the Company. As such, the Company will no longer be receiving future sponsorship payments from Aultman.

First Data Merchant Services LLC

In December 2018, the Company and PFHOF entered into an 8-year licensing agreement with First Data Merchant Services LLC (“First Data”) and Santander Bank. As of March 31, 2021, scheduled future cash to be received under the agreement are as follows:

Year ending December 31, 2020:

2021 (nine months)	$200,000
2022	150,000
2023	150,000
2024	150,000
2025	150,000
Thereafter	150,000

Total	$950,000

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the three months ended March 31, 2021 and 2020, the Company recognized $36,635 and $37,042 of net sponsorship revenue related to this deal, respectively. As of March 31, 2021 and December 31, 2020, accounts receivable from First Data totaled $94,776 and $58,141, respectively.

Constellation NewEnergy, Inc.

On December 19, 2018 the Company and PFHOF entered into a sponsorship and services agreement with Constellation (the “Constellation Sponsorship Agreement”) whereby Constellation and its affiliates will provide the gas and electric needs in exchange for certain sponsorship rights. The original term of the Company’s Constellation Sponsorship Agreement was through December 31, 2028, however, in June 2020, the Company entered into an amended contract with Constellation which extended the term of the Constellation Sponsorship Agreement through December 31, 2029.

The Constellation Sponsorship Agreement provides for certain rights to Constellation and its employees, to benefit from the relationship with the Company from discounted pricing, marketing efforts, and other benefits as detailed in the agreement. The Constellation Sponsorship Agreement also provides for Constellation to pay sponsorship income and to provide activation fee funds. Activation fee funds are to be used in the year received and do not roll forward for future years as unspent funds. The amounts are due by March 31 of the year to which they apply, which is represented in the chart below.

The Constellation Sponsorship Agreement includes certain contingencies reducing the sponsorship fee amount owed by Constellation if construction is not on pace with the timeframe noted in the Constellation Sponsorship Agreement.

The Company also has a note payable with Constellation. Refer to Note 4 for additional information.

As of March 31, 2021, scheduled future cash to be received and required activation spend under the agreement are as follows:

	Unrestricted	Activation	Total
2021 (nine months)	$-	$-	$-
2022	1,396,000	200,000	1,596,000
2023	1,423,220	200,000	1,623,220
2024	1,257,265	166,000	1,423,265
2025	1,257,265	166,000	1,423,265
Thereafter	5,029,057	664,000	5,693,057

Total	$10,362,807	$1,396,000	$11,758,807

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the Constellation Sponsorship Agreement. During the three months ended March 31, 2021 and 2020, the Company recognized $289,165 and $326,736 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Constellation totaled $91,032 and $1,101,867 at March 31, 2021 and December 31, 2020, respectively.

Turf Nation, Inc.

During October 2018, the Company entered into a 5-year sponsorship agreement with Turf Nation, Inc. (“Turf Nation”). Under the terms of the agreement, the Company will receive payments over the term based on the sale of Turf Nation products based on rates defined in the sponsorship agreement. The minimum guaranteed fee per year beginning in 2020 is $50,000 per year.

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the three months ended March 31, 2021 and 2020, the Company recognized $14,786 and $14,951 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Turf Nation totaled $146,878 and $132,092 at March 31, 2021 and December 31, 2020, respectively.

Note 6: Sponsorship Revenue and Associated Commitments

Johnson Controls, Inc.

On July 2, 2020, Newco entered into an Amended and Restated Sponsorship and Naming Rights Agreement (the “Amended Sponsorship Agreement”) among Newco, PFHOF and Johnson Controls, Inc. (“JCI”), that amended and restated the Sponsorship and Naming Rights Agreement, dated as of November 17, 2016 (the “Original Sponsorship Agreement”). Among other things, the Amended Sponsorship Agreement: (i) reduced the total amount of fees payable to Newco during the term of the Amended Sponsorship Agreement from $135 million to $99 million; (ii) restricted the activation proceeds from rolling over from year to year with a maximum amount of activation proceeds in one agreement year to be $750,000; and (iii) renamed the “Johnson Controls Hall of Fame Village” to “Hall of Fame Village powered by Johnson Controls”. This is a prospective change, which the Company reflected beginning in the third quarter of 2020.

JCI has the right to terminate the agreement if Phase II is not substantially complete by January 2, 2024.

As amended, as of December 31, 2020, scheduled future cash to be received and required activation spend under the non-cancellable period of the agreement are as follows:

	Unrestricted	Activation	Total
2021	$3,968,750	$750,000	$4,718,750
Total	$3,968,750	$750,000	$4,718,750

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the Amended Sponsorship Agreement. During the years ended December 31, 2020 and 2019, the Company recognized $4,742,111 and $4,962,985 of net sponsorship revenue related to this deal, respectively. Accounts receivable from JCI totaled $0 and $91,932 at December 31, 2020 and 2019, respectively.

Aultman Health Foundation

In 2016, the Company and PFHOF entered into a 10-year licensing agreement with Aultman Health Foundation (“Aultman”) allowing Aultman use of the HOF Village and PFHOF marks and logos. Under terms of the agreement, the Company will receive $2.5 million in cash sponsorship funds. Of those funds, the Company is contractually obligated to spend $700,000 as activation expenses for the benefit of Aultman.

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the years ended December 31, 2020 and 2019, the Company recognized $180,394 and $179,901 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Aultman totaled $0 and $165,115 at December 31, 2020 and 2019, respectively.

During the first quarter of 2021, the Company terminated the Aultman sponsorship agreement. See Note 14.

First Data Merchant Services LLC

In December 2018, the Company and PFHOF entered into an 8-year licensing agreement with First Data Merchant Services LLC (“First Data”) and Santander Bank. As of December 31, 2020, scheduled future cash to be received under the agreement are as follows:

Year ending December 31:

2021	$150,000
2022	150,000
2023	150,000
2024	150,000
2025	150,000
Thereafter	150,000

Total	$900,000

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the years ended December 31, 2020 and 2019, the Company recognized $148,982 and $148,575 of net sponsorship revenue related to this deal, respectively. As of December 31, 2020 and 2019, accounts receivable from First Data totaled $58,141 and $0, respectively.

Constellation NewEnergy, Inc.

On December 19, 2018 the Company and PFHOF entered into a sponsorship and services agreement with Constellation (the “Constellation Sponsorship Agreement”) whereby Constellation and its affiliates will provide the gas and electric needs of the Company in exchange for certain sponsorship rights. The original term of the Constellation Sponsorship Agreement was through December 31, 2028, however, in June 2020, the Company entered into an amended contract with Constellation which extended the term of the Constellation Sponsorship Agreement through December 31, 2029.

The Constellation Sponsorship Agreement provides for certain rights to Constellation and its employees, to benefit from the relationship with the Company from discounted pricing, marketing efforts, and other benefits as detailed in the agreement. The Constellation Sponsorship Agreement also provides for Constellation to pay sponsorship income and to provide activation fee funds. Activation fee funds are to be used in the year received and do not roll forward for future years as unspent funds. The amounts are due by March 31 of the year to which they apply, which is represented in the chart below.

The Constellation Sponsorship Agreement includes certain contingencies reducing the sponsorship fee amount owed by Constellation if construction is not on pace with the timeframe noted in the Constellation Sponsorship Agreement.

The Company also has a note payable with Constellation. Refer to Note 4 for additional information.

As of December 31, 2020, scheduled future cash to be received and required activation spend under the agreement are as follows:

	Unrestricted	Activation	Total
2021	$1,300,000	$187,193	$1,487,193
2022	1,396,000	200,000	1,596,000
2023	1,423,220	200,000	1,623,220
2024	1,257,265	166,000	1,423,265
2025	1,257,265	166,000	1,423,265
Thereafter	5,029,057	664,000	5,693,057

Total	$11,662,807	$1,583,193	$13,246,000

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the Constellation Sponsorship Agreement. During the years ended December 31, 2020 and 2019, the Company recognized $1,244,655 and $1,310,536 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Constellation totaled $1,101,867 and $857,213 at December 31, 2020 and 2019, respectively.

Turf Nation, Inc.

During October 2018, the Company entered into a 5-year sponsorship agreement with Turf Nation, Inc. (“Turf Nation”). Under the terms of the agreement, the Company will receive payments over the term based on the sale of Turf Nation products based on rates defined in the sponsorship agreement. The minimum guaranteed fee per year beginning in 2020 is $50,000 per year.

As services are provided, the Company is recognizing revenue on a straight-line basis over the expected term of the agreement. During the years ended December 31, 2020 and 2019, the Company recognized $15,115 of net sponsorship revenue related to this deal. During the years ended December 31, 2020 and 2019, the Company recognized $60,131 and $59,967 of net sponsorship revenue related to this deal, respectively. Accounts receivable from Turf Nation totaled $132,092 and $171,961 at December 31, 2020 and 2019, respectively.